10. SEGMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Segment Reporting [Abstract]
SEGMENTS

12. SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed. We record discrete financial information for ESI and our chief operating decision maker reviews ESI’s operating results in order to make decisions about resources to be allocated to the ESI segment and to assess its performance.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments:

	Six Months Ended September 30,
	2018	2017
Revenues:
Aethlon	$149,625	$–
ESI	–	–
Total Revenues	$149,624	$–

Operating Losses:
Aethlon	$(2,369,907)	$(2,373,066)
ESI	(74,319)	(23,356)
Total Operating Loss	$(2,444,226)	$(2,396,422)

Net Losses:
Aethlon	$(2,480,117)	$(3,130,772)
ESI	(74,319)	(23,356)
Net Loss Before Non-Controlling Interests	$(2,554,436)	$(3,154,128)

Cash:
Aethlon	$5,076,872	$919,612
ESI	1,733	460
Total Cash	$5,078,605	$920,072

Total Assets:
Aethlon	$5,270,690	$1,118,433
ESI	1,733	27,545
Total Assets	$5,272,423	$1,145,978

Capital Expenditures:
Aethlon	$–	$23,705
ESI	–	–
Capital Expenditures	$–	$23,705

Depreciation and Amortization:
Aethlon	$16,040	$18,651
ESI	–	–
Total Depreciation and Amortization	$16,040	$18,651

Interest Expense:
Aethlon	$(110,210)	$(250,583)
ESI	–	–
Total Interest Expense	$(110,210)	$(250,583)

10. SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed. We record discrete financial information for ESI and our chief operating decision maker reviews ESI’s operating results in order to make decisions about resources to be allocated to the ESI segment and to assess its performance.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments:

	Fiscal Years Ended March 31,
	2018	2017
Revenues:
Aethlon	$149,625	$392,073
ESI	–	–
Total Revenues	$149,625	$392,073

Operating Losses:
Aethlon	$(4,729,719)	$(5,945,293)
ESI	(101,397)	(153,064)
Total Operating Loss	$(4,831,116)	$(6,098,357)

Net Losses:
Aethlon	$(5,598,440)	$(7,153,662)
ESI	(101,397)	(153,064)
Net Loss Before Non-Controlling Interests	$(5,699,837)	$(7,306,726)

Cash:
Aethlon	$6,972,450	$1,558,667
ESI	1,620	1,034
Total Cash	$6,974,070	$1,559,701

Total Assets:
Aethlon	$7,350,284	$1,698,249
ESI	1,620	28,119
Total Assets	$7,351,904	$1,726,368

Capital Expenditures:
Aethlon	$24,823	$16,433
ESI	–	–
Capital Expenditures	$24,823	$16,433

Depreciation and Amortization:
Aethlon	$35,658	$22,370
ESI	--	10,043
Total Depreciation and Amortization	$35,658	$32,413

Interest Expense:
Aethlon	$361,597	$304,330
ESI	–	–
Total Interest Expense	$361,597	$304,330